N-4	May 01, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Feb. 13, 2026
Amendment Flag	false
C000055032 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Real Estate	Fidelity Advisor® Real Estate Fund – Class M (also known as Fidelity® Real Estate Investment Portfolio – Class M)	1.18%	5.81%	3.08%	5.24%
	Adviser: Fidelity Management & Research Company LLC
	Subadvisers: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Real Estate	Fidelity Advisor® Real Estate Fund – Class M (also known as Fidelity® Real Estate Investment Portfolio – Class M)	1.18%	5.81%	3.08%	5.24%
	Adviser: Fidelity Management & Research Company LLC
	Subadvisers: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd.

C000055032 [Member] | C000270424 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Fidelity Advisor® Real Estate Fund – Class M (also known as Fidelity® Real Estate Investment Portfolio – Class M)
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Subadvisers: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	5.81%
Average Annual Total Returns, 5 Years [Percent]	3.08%
Average Annual Total Returns, 10 Years [Percent]	5.24%
C000055034 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Real Estate	Fidelity Advisor® Real Estate Fund – Class M (also known as Fidelity® Real Estate Investment Portfolio – Class M)	1.18%	5.81%	3.08%	5.24%
	Adviser: Fidelity Management & Research Company LLC
	Subadvisers: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Real Estate	Fidelity Advisor® Real Estate Fund – Class M (also known as Fidelity® Real Estate Investment Portfolio – Class M)	1.18%	5.81%	3.08%	5.24%
	Adviser: Fidelity Management & Research Company LLC
	Subadvisers: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd.

C000055034 [Member] | C000270424 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Fidelity Advisor® Real Estate Fund – Class M (also known as Fidelity® Real Estate Investment Portfolio – Class M)
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Subadvisers: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	5.81%
Average Annual Total Returns, 5 Years [Percent]	3.08%
Average Annual Total Returns, 10 Years [Percent]	5.24%
C000055033 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Real Estate	Fidelity Advisor® Real Estate Fund – Class M (also known as Fidelity® Real Estate Investment Portfolio – Class M)	1.18%	5.81%	3.08%	5.24%
	Adviser: Fidelity Management & Research Company LLC
	Subadvisers: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Real Estate	Fidelity Advisor® Real Estate Fund – Class M (also known as Fidelity® Real Estate Investment Portfolio – Class M)	1.18%	5.81%	3.08%	5.24%
	Adviser: Fidelity Management & Research Company LLC
	Subadvisers: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd.

C000055033 [Member] | C000270424 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Fidelity Advisor® Real Estate Fund – Class M (also known as Fidelity® Real Estate Investment Portfolio – Class M)
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Subadvisers: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	5.81%
Average Annual Total Returns, 5 Years [Percent]	3.08%
Average Annual Total Returns, 10 Years [Percent]	5.24%
C000078455 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Real Estate	Fidelity Advisor® Real Estate Fund – Class M (also known as Fidelity® Real Estate Investment Portfolio – Class M)	1.18%	5.81%	3.08%	5.24%
	Adviser: Fidelity Management & Research Company LLC
	Subadvisers: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Real Estate	Fidelity Advisor® Real Estate Fund – Class M (also known as Fidelity® Real Estate Investment Portfolio – Class M)	1.18%	5.81%	3.08%	5.24%
	Adviser: Fidelity Management & Research Company LLC
	Subadvisers: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd.

C000078455 [Member] | C000270424 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Fidelity Advisor® Real Estate Fund – Class M (also known as Fidelity® Real Estate Investment Portfolio – Class M)
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Subadvisers: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	5.81%
Average Annual Total Returns, 5 Years [Percent]	3.08%
Average Annual Total Returns, 10 Years [Percent]	5.24%